Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings on Financing Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011 loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 13,900,000	$ 11,800,000
Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	13	20
Pre-Modification Outstanding Recorded Investments	4,440,000	5,985,000
Post-Modification Outstanding Recorded Investments	4,440,000	5,985,000
Number of Contracts Entered into During the Last 12 Months That Subsequently Defaulted	3	2
Recorded Investment Entered into During the Last 12 Months That Subsequently Defaulted	395,000	506,000
Commercial & Multi-family [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	14	12
Pre-Modification Outstanding Recorded Investments	8,384,000	5,368,000
Post-Modification Outstanding Recorded Investments	8,384,000	5,368,000
Number of Contracts Entered into During the Last 12 Months That Subsequently Defaulted	2	2
Recorded Investment Entered into During the Last 12 Months That Subsequently Defaulted	1,109,000	1,429,000
Commercial Business [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investments	531,000
Post-Modification Outstanding Recorded Investments	531,000
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	6	2
Pre-Modification Outstanding Recorded Investments	534,000	470,000
Post-Modification Outstanding Recorded Investments	$ 534,000	$ 470,000